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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ---------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ John E. Runnells         Summit, New Jersey   November 10, 2009
   -------------------------------    ------------------   -----------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          7
                                        --------------------

Form 13F Information Table Value Total:       $50,621
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                None

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                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------- ---------------- --------- -------- ---------------------- ------------ ---------- --------------------------
                                                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
-------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ---------- -------- ------
Am. Med. Systems     COM              02744M108   2,115    125,000   SH             SOLE         N/A      125,000
EV3 Inc.             COM              26928A200  34,759  2,823,624   SH             SOLE         N/A    2,823,624
Johnson & Johnson    COM              478160104   5,507     90,438   SH             SOLE         N/A       90,438
McKesson             COM              58155Q103   2,053     34,474   SH             SOLE         N/A       34,474
Orthologic           COM              68750J107      16     20,000   SH             SOLE         N/A       20,000
SenoRx               COM              81724W104   3,068    568,200   SH             SOLE         N/A      568,200
Zix Corp.            COM              98974P100   3,104  1,410,710   SH             SOLE         N/A    1,410,710